Commitments	9 Months Ended
Jan. 31, 2012
Notes to Financial Statements
Note 16 - Commitments

Operating Leases

The Company signed a 3 year lease agreement for a 11,900 square feet building in the city of  Corona,  in the state of  California, effective  April  2010.  The address for this location is 1802 Pomona Rd, Corona, CA 92880. This building is owned by unrelated  parties.  The lease expires on March 31, 2013, and calls for monthly payments  initially at $2,600 per month plus costs,  escalating over the term of the lease to $6,000 per month plus costs.

The Company has various license agreements with a related party allowing its technology to be  utilized  in the  manufacture of its  boats. These licenses agreements starting from January 1, 2012  provide for $1,500 royalty fee payments on every boat sales.